Revenue disaggregation and segmental analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Segmental analysis
Total segment revenue	€ 43,809	€ 44,974	€ 43,666
Germany
Segmental analysis
Revenue from contracts with customers	12,575	11,751	10,222
Interest revenue	29	25	29
Other	380	300	139
Adjusted EBITDA	5,634	5,077	4,079
Total segment revenue	12,984	12,076	10,390
Italy
Segmental analysis
Revenue from contracts with customers	4,904	5,416	5,752
Interest revenue	13	12	8
Other	97	101	97
Adjusted EBITDA	1,597	2,068	2,202
Total segment revenue	5,014	5,529	5,857
UK
Segmental analysis
Revenue from contracts with customers	6,054	6,353	6,159
Interest revenue	53	68	57
Other	44	63	56
Adjusted EBITDA	1,367	1,500	1,364
Total segment revenue	6,151	6,484	6,272
Spain
Segmental analysis
Revenue from contracts with customers	4,080	4,222	4,595
Interest revenue	22	23	16
Other	64	51	58
Adjusted EBITDA	1,044	1,009	1,038
Total segment revenue	4,166	4,296	4,669
Other Europe
Segmental analysis
Revenue from contracts with customers	5,408	5,429	4,989
Interest revenue	17	18	22
Other	124	94	61
Adjusted EBITDA	1,760	1,738	1,606
Total segment revenue	5,549	5,541	5,072
Eliminations
Segmental analysis
Revenue from contracts with customers			(212)
Other			(206)
Total segment revenue			(418)
Vodacom
Segmental analysis
Revenue from contracts with customers	4,883	5,334	5,264
Interest revenue	16	7	8
Other	282	190	171
Adjusted EBITDA	1,873	2,088	2,157
Total segment revenue	5,181	5,531	5,443
Other Markets
Segmental analysis
Revenue from contracts with customers	3,753	4,348	4,827
Interest revenue	0	2	8
Other	12	36	29
Adjusted EBITDA	1,228	1,400	1,404
Total segment revenue	3,765	4,386	4,864
Common Functions
Segmental analysis
Revenue from contracts with customers	506	547	514
Interest revenue	0
Other	862	1,020	1,003
Adjusted EBITDA	(117)	1	68
Total segment revenue	1,368	1,567	1,517
Eliminations
Segmental analysis
Revenue from contracts with customers	(198)	(234)
Interest revenue	0
Other	(171)	(202)
Adjusted EBITDA	0
Total segment revenue	(369)	(436)
Group
Segmental analysis
Revenue from contracts with customers	41,965	43,166	42,110
Interest revenue	150	155	148
Other	1,694	1,653	1,408
Adjusted EBITDA	14,386	14,881	13,918
Total segment revenue	43,809	44,974	43,666
Performance obligations
Segmental analysis
Amount of total future revenue from the Group's contracts with customers with performance obligations not satisfied	21,038	20,336	18,447
Performance obligations | Within one year
Segmental analysis
Amount of total future revenue from the Group's contracts with customers with performance obligations not satisfied	14,110	13,456	12,566
Service revenue | Germany
Segmental analysis
Revenue from contracts with customers	11,520	10,696	9,145
Service revenue | Italy
Segmental analysis
Revenue from contracts with customers	4,458	4,833	5,030
Service revenue | UK
Segmental analysis
Revenue from contracts with customers	4,848	5,020	4,952
Service revenue | Spain
Segmental analysis
Revenue from contracts with customers	3,788	3,904	4,203
Service revenue | Other Europe
Segmental analysis
Revenue from contracts with customers	4,859	4,890	4,460
Service revenue | Eliminations
Segmental analysis
Revenue from contracts with customers			(211)
Service revenue | Vodacom
Segmental analysis
Revenue from contracts with customers	4,083	4,470	4,391
Service revenue | Other Markets
Segmental analysis
Revenue from contracts with customers	3,312	3,796	4,011
Service revenue | Common Functions
Segmental analysis
Revenue from contracts with customers	470	494	477
Service revenue | Eliminations
Segmental analysis
Revenue from contracts with customers	(197)	(232)
Service revenue | Group
Segmental analysis
Revenue from contracts with customers	37,141	37,871	36,458
Equipment revenue | Germany
Segmental analysis
Revenue from contracts with customers	1,055	1,055	1,077
Equipment revenue | Italy
Segmental analysis
Revenue from contracts with customers	446	583	722
Equipment revenue | UK
Segmental analysis
Revenue from contracts with customers	1,206	1,333	1,207
Equipment revenue | Spain
Segmental analysis
Revenue from contracts with customers	292	318	392
Equipment revenue | Other Europe
Segmental analysis
Revenue from contracts with customers	549	539	529
Equipment revenue | Eliminations
Segmental analysis
Revenue from contracts with customers			(1)
Equipment revenue | Vodacom
Segmental analysis
Revenue from contracts with customers	800	864	873
Equipment revenue | Other Markets
Segmental analysis
Revenue from contracts with customers	441	552	816
Equipment revenue | Common Functions
Segmental analysis
Revenue from contracts with customers	36	53	37
Equipment revenue | Eliminations
Segmental analysis
Revenue from contracts with customers	(1)	(2)
Equipment revenue | Group
Segmental analysis
Revenue from contracts with customers	€ 4,824	€ 5,295	€ 5,652